Provisions for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - Provision for ECL on loans and credit commitments - AUD ($)
$ in Millions
	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Provisions for expected credit losses
Balance at the beginning of the year	$ 4,930	$ 4,912	$ 4,625
Business activity during the year	192	59	54
Net remeasurement of provision for ECL	258	262	463
Write-offs	(277)	(330)	(271)
Exchange rate and other adjustments	18	27	41
Balance at the end of the year	5,121	4,930	4,912
Performing - Stage 1
Provisions for expected credit losses
Balance at the beginning of the year	706	891	885
Transfers to Stage 1	1,471	981	694
Transfers to Stage 2	(615)	(481)	(159)
Transfers to Stage 3	(6)	(4)	(4)
Business activity during the year	147	133	136
Net remeasurement of provision for ECL	(989)	(809)	(670)
Exchange rate and other adjustments	(2)	(5)	9
Balance at the end of the year	712	706	891
Performing - Stage 2
Provisions for expected credit losses
Balance at the beginning of the year	2,808	2,628	2,341
Transfers to Stage 1	(1,434)	(927)	(619)
Transfers to Stage 2	835	711	408
Transfers to Stage 3	(320)	(249)	(247)
Business activity during the year	210	86	54
Net remeasurement of provision for ECL	618	562	677
Exchange rate and other adjustments	(4)	(3)	14
Balance at the end of the year	2,713	2,808	2,628
Non-performing - Stage 3
Provisions for expected credit losses
Balance at the beginning of the year	1,416	1,393	1,399
Transfers to Stage 1	(37)	(54)	(75)
Transfers to Stage 2	(220)	(230)	(249)
Transfers to Stage 3	326	253	251
Business activity during the year	(165)	(160)	(136)
Net remeasurement of provision for ECL	629	509	456
Write-offs	(277)	(330)	(271)
Exchange rate and other adjustments	24	35	18
Balance at the end of the year	$ 1,696	$ 1,416	$ 1,393